NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
NON-CURRENT ASSETS
Schedule of other assets	Other Assets

As at December 31,	2020	2019
Deferred financing costs associated with the revolving credit facility	$599	$885
Long-term receivables	349	388
	$948	$1,273